Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	As at March 31, 2026	As at March 31, 2025
Trade payables	$812,156	$1,727,809
Employee benefits payable	40,457	68,885
Accrual and other payables	$21,328	$25,065
Total	$873,941	$1,821,759

Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables

Trade payables comprise amounts outstanding for trade purchase. The aging analysis of trade payables is as follows:

	As at March 31, 2026	As at March 31, 2025
<90 days	$753,343	$1,534,745
90-180 days	363	139,958
180-365 days	-	31,772
>365 days	$58,450	$21,334
Total	$812,156	$1,727,809